ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Aug. 31, 2019
Accounts Receivable [Abstract]
Disclosure of detailed information about balances of accounts receivables [Table Text Block]
	AUGUST 31, 2019	AUGUST 31, 2018
Trade receivables	$11,900	$817
Harmonized sales taxes receivable	4,741	2,526
Accrued investment income	-	241
Government programs	168	80
Other accounts receivable	-	96
Less: Provision for doubtful accounts	(268)	(24)
	$16,541	$3,736